Employees' Leaving Entitlement - Summary of Changes To Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Net Defined Benefit Liability Asset [Abstract]
Beginning balance	€ 15,747	€ 16,121
Current service cost	103	95
Interest expense	51	123
Benefits paid	(940)	(396)
Actuarial losses	627	212
Reclassification to liabilities directly related to assets held for sale		(408)
Ending balance	€ 15,588	€ 15,747